Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 20. Commitments and Contingencies

Sports Data License Agreements

The Company enters into certain license agreements with sports federations and leagues primarily for the right to supply data and/or live video feeds to the betting industry. These license agreements may include rights to live and past game data, live videos and marketing rights. The license agreements entered into by the Company are complex and deviate in the specific rights granted, but are generally for a fixed period of time, with payments typically made in installments over the length of the contract.

As of December 31, 2024, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

(in thousands)
2025	$217,281
2026	271,083
2027	289,638
2028	209,692
2029	89,909
Thereafter	5,139
Total	$1,082,742

Purchase Obligations

The Company purchases goods and services from vendors in the ordinary course of business. Purchase obligations are defined as agreements that are enforceable and legally binding and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum, or variable price provisions, and the approximate timing of the transaction. The Company’s long-term purchase obligations primarily include service contracts related to cloud-based hosting arrangements. Total purchase obligations under these services contracts are $79.1 million as of December 31, 2024, with approximately $23.3 million due within one year and the remaining due by 2030.

General Litigation

From time to time, the Company is or may become subject to various legal proceedings arising in the ordinary course of business, including proceedings initiated by users, other entities, or regulatory bodies. Estimated liabilities are recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from a matter may differ from the amount of estimated liabilities the Company has recorded in the condensed consolidated financial statements covering these matters. The Company reviews its estimates periodically and makes adjustments to reflect negotiations, estimated settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular matter.

Sportscastr Litigation

On October 5, 2023, Sportscastr Inc. (d/b/a Panda Interactive) (“Sportscastr”) filed a claim against the Company in the United States District Court for the Eastern District of Texas. Sportscastr is claiming the Company is infringing patents held by Sportscastr relating to the provision of synchronized live data and content within live video streams. Sportscastr is seeking an order prohibiting any infringement and monetary relief against the Company. On February 25, 2025, Sportscastr amended the complaint to add antitrust allegations under federal and Texas state antitrust laws involving the distribution of official, live professional sports data. The Company is defending all claims. This litigation is currently ongoing, and the Company can provide no assurances regarding the outcome of the claim and the impact it may have on the Company’s business and reputation.

dMY Litigation

On September 12, 2023, a claim was filed in the Court of Chancery of Delaware against dMY (the special purpose acquisition company ("SPAC") that merged with the Genius legacy business to create Genius Sports Limited) and the directors of dMY. The claim relates to matters pre-merger. Genius Sports Limited would be liable for damages and costs awarded. This litigation is currently ongoing, and the Company can provide no assurances regarding the outcome of the claim and the impact it may have on the Company’s business and reputation.

Bank Letters of Credit and Guarantees

In the normal course of business, the Company provides standby letters of credit or other guarantee instruments to certain parties initiated by either the Company or its subsidiaries. See Note 11 – Debt.